Accumulated benefit obligation less than plan assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations Less Than Plan Assets Aggregate Projected Benefit Obligation	$ 0	$ 653,396
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations Less Than Plan Assets Aggregate Accumulated Benefit Obligation	0	653,396
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations Less Than Plan Assets Aggregate Fair Value Of Plan Assets	0	671,299
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations Less Than Plan Assets Aggregate Projected Benefit Obligation	0	33,680
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations Less Than Plan Assets Aggregate Accumulated Benefit Obligation	0	33,680
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations Less Than Plan Assets Aggregate Fair Value Of Plan Assets	$ 0	$ 34,183